Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		¥ 10,122	[1]	¥ 50,122
Ending balance	$ 30,792	206,001		10,122	[1]
Technology know how [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	1,513	10,122
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		10,122		50,122
Ending balance	$ 29,279	195,879		10,122
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		136,822		136,822
Addition		195,879
Ending balance		332,701		136,822
Cost [member] | Technology know how [member]
Disclosure of detailed information about intangible assets [line items]
Transfer		136,822
Ending balance		136,822
Cost [member] | Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		136,822		136,822
Addition		195,879
Transfer		(136,822)
Ending balance		195,879		136,822
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		126,700		86,700
Charge to consolidated statement of profit or loss				40,000
Ending balance		126,700		126,700
Accumulated impairment [member] | Technology know how [member]
Disclosure of detailed information about intangible assets [line items]
Transfer		126,700
Ending balance		126,700
Accumulated impairment [member] | Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		126,700		86,700
Charge to consolidated statement of profit or loss				40,000
Transfer		¥ (126,700)
Ending balance				¥ 126,700

[1]	Restated